Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
NOTE 20 –	EQUITY

a.	Composition of share capital:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands
Ordinary shares with no par value	66,667	2	6,667	0.23

Effective March 28, 2025, the Company’s shares were reverse split in a ratio of 1:10. Effective January 14, 2026, the Company’s shares were reverse split in a ratio of 1:15. Effective March 31, 2026, the Company’s shares were reverse split in a ratio of 1:50. Effective June 5, 2026, the Company’s shares were reverse split in a ratio of 1:20. As a result, all ordinary shares, options for shares, warrants to purchase ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split had been in effect as of the date of these consolidated financial statements.

b.	Movement in share capital:

i.	Issued and outstanding share capital:

Number of shares of no par value
in thousands

Balance as of January 1, 2025	0.23
Issuance of shares	1.77
Exercise of options and warrants	-

Balance as of December 31, 2025	2

ii.	Shares issued:

1.	AGP During January and February 2025, AGP converted an aggregated amount of $500 thousand into 6 ordinary shares pursuant to the terms of the Amended Note described in Note 3(1).

2.	2023-2024 Accredited Investor

During March 2025, certain Accredit Investors converted an aggregated amount of $550 thousand into 3 ordinary shares, pursuant to the Accredit Investor Notes described in Note 3(2). In February 2025, the 2023–2024 accredited investor group received a benefit consisting of 17 warrants and 8 ordinary shares as a result of early conversions of their convertible loans.

3.	Lind

During February 2025, Lind exercised Lind Warrants using the cashless exercise formula to purchase 24 ordinary shares at an exercise price of $60,000, pursuant to the Lind SPA described in Note 3(b).

4.	Claymore

During 2025, Claymore investors converted an aggregated amount of $10,524 thousand into 273 ordinary shares.

Pursuant to a settlement agreement between the Company and two of its creditors, pursuant to which Claymore undertook to settle outstanding debt on behalf of the Company, Claymore converted an aggregate amount of $13,414 thousand into 288 ordinary shares and converted prefunded warrants into 7 ordinary shares.

5.	Creditor Settlement Agreement

Pursuant to a debt settlement agreement with one of BlackSwan’s investors and creditors, a convertible loan in the principal amount of $1.54 million and 41 warrants were converted and exercised, respectively into 61 ordinary shares of the Company.

6.

Consulting Agreement

During 2025, consultants were issued an aggregate of 170 ordinary shares, pursuant to consulting agreements. Expenses in the aggregate amount of $2,877 thousand were recorded under sales and marketing expenses.

7.

Prefunded Warrants

As part of the Company’s debt settlements with two of its creditors, in which Claymore participated, and in connection with both convertible and non-convertible loans provided by Claymore during the first half of 2025, Claymore received 234 prefunded warrants, out of which 176 were exercised for ordinary shares.

During 2025, the March-November 2024 Investor converted 63 prefunded warrants into 63 ordinary shares.

8.	March-November 2024 Investor and Seven Knots During 2025, the March-November 2024 Investor converted $1,500 thousand of convertible loan principal into 33 shares.

9.	Exchange note During 2025, the exchange note investors converted $6,662 thousand of convertible loan principal into 361 shares.

10.	August 2025 SPA During 2025, the August 2025 SPA investors converted $1,500 thousand of convertible loan principal into 100 shares.
11.

Share-based compensation to key management

During 2025, members of the Company’s key management received an aggregate of 33 ordinary shares, as part of their compensation. Expenses in the amount of $2,953 thousand were recorded under general and administrative and research and development expenses.

12.	Conversion of loans

During 2025, investor loans in the amount of $275 thousand was converted into ordinary shares.

13.	Oozi Cats Subscription Agreement

During 2025, Oozi Cats received 33 ordinary shares at a purchase price of $45,000 per share for a total consideration of $1,500 thousand, pursuant to the terms of the subscription agreement.

14.	ELOC

As of December 31, 2025, an amount of $1,600,000 under the ELOC loan was converted into 107 shares.

15.	JJ Astor

As of December 31, 2025, JJ Astor converted a principal amount of $2,165,497 under the December 2024 convertible note into 98 ordinary shares.

16.	Reclassification of warrants from liability to equity

In February 2025, the terms of the warrants previously issued to the March-November 2024 Investor in connection with four investment tranches completed during 2024 were amended. Pursuant to the amendment, the exercise price of all such warrants, which are exercisable for an aggregate of 86 ordinary shares, was modified to a unified exercise price of NIS 266,550 per share, and the cashless exercise feature was removed. As a result of the amendment, the warrants were reclassified from liabilities to equity. As of the date of reclassification, the fair value of the warrants was $10,529 thousand. For additional information, see Note 3.

c.	Treasury shares - Company shares held by the Company:

The interests of the Company in the Company’s shares are as follows:

	December 31,
	2025	2024
	%

% of issued and outstanding share capital	0.05	0.24

d.	Capital management in the Company:

The Company’s capital management objectives are:

1.	To preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by pricing of products and services that is adjusted to the level of risk in the Group’s business activity.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and risk characteristics of its activity and its current and future liquidity constraints. To maintain or adjust the required capital structure, the Company may apply various measures such as adjust the dividend payment to shareholders, raise capital by way of issue of shares, capital purchases from shareholders and disposal of assets to reduce its debts.